July 13, 2017
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-120399 and 333-138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.
The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:
Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Sector Funds (Invesco Sector Funds)	0000725781	July 7, 2017
American Century International Bond Funds	0000880268	June 27, 2017
American Century Mutual Funds, Inc.	0000100334	June 27, 2017
AMG Funds IV	0000912036	July 5, 2017
BlackRock Global Allocation Fund, Inc.	0000834237	July 5, 2017
Calamos Investment Trust	0000826732	June 23, 2017
DFA Investment Dimensions Group, Inc.	0000355437	July 7, 2017
Fidelity Advisor Series VIII	0000729218	June 26, 2017
Goldman Sachs Trust	0000822977	June 30, 2017
Legg Mason Partners Equity Trust	0000880366	June 22, 2017
Neuberger Berman Income Funds	0000723620	July 5, 2017
Prudential Jennison Natural Resources Fund, Inc.	0000816753	June 23, 2017

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company